Financial Debt (Details) - Schedule of Book Value is Reasonably Approximate to the Fair Value given its Short-Term Nature - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Financial Debt (Details) - Schedule of Book Value is Reasonably Approximate to the Fair Value given its Short-Term Nature [Line Items]
Total Non-current Financial Debt	$ 99,046
Financial Debt denominated in Argentine Pesos [Member]
Financial Debt (Details) - Schedule of Book Value is Reasonably Approximate to the Fair Value given its Short-Term Nature [Line Items]
Total Non-current Financial Debt	$ 99,046